Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds International Vantage Fund
Entity Central Index Key	0001785336
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
American Funds International Vantage Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class A
Trading Symbol	AIVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 19.30% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class A (with sales charge) 2	12.44%	4.45%
American Funds International Vantage Fund — Class A (without sales charge) 2	19.30%	5.70%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class C
Trading Symbol	AIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 185	1.69%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 18.48% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class C (with sales charge) 2	17.48%	4.99%
American Funds International Vantage Fund — Class C (without sales charge) 2	18.48%	4.99%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class T
Trading Symbol	AIVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 19.68% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class T (with sales charge) 2	16.69%	5.43%
American Funds International Vantage Fund — Class T (without sales charge) 2	19.68%	5.96%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class F-1
Trading Symbol	AIVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.39% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class F-1 2	19.39%	5.78%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class F-2
Trading Symbol	AIVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 19.70% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class F-2 2	19.70%	6.06%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class F-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class F-3
Trading Symbol	AIVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 19.87% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds International Vantage Fund — Class F-3 1,2	19.87%	6.38%	6.48%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.24%	5.27%
1
The fund was organized for the purpose of effecting the reorganization of Capital Group International Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-A
Trading Symbol	CIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 102	0.93%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 19.44% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-A (with sales charge) 2	15.26%	4.96%
American Funds International Vantage Fund — Class 529-A (without sales charge) 2	19.44%	5.72%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class 529-A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2023
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class 529-A shares decreased from 0.99% to 0.93% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class 529-A shares decreased from 0.99% to 0.93% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
American Funds International Vantage Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-C
Trading Symbol	CIVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 186	1.70%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 18.45% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-C (with sales charge) 2	17.45%	4.96%
American Funds International Vantage Fund — Class 529-C (without sales charge) 2	18.45%	4.96%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class 529-C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-E
Trading Symbol	CIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 128	1.17%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 19.04% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-E 2	19.04%	5.58%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class 529-E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-T
Trading Symbol	CIVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder repor t contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 19.63% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-T (with sales charge) 2	16.64%	5.39%
American Funds International Vantage Fund — Class 529-T (without sales charge) 2	19.63%	5.93%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class 529-T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-F-1
Trading Symbol	CIVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 19.65% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-F-1 2	19.65%	5.96%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class 529-F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-F-2
Trading Symbol	CIVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 19.64% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-F-2 2	19.64%	6.47%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	9.79%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class 529-F-3
Trading Symbol	CIVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 19.70% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-F-3 2	19.70%	6.54%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	9.79%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-1
Trading Symbol	RIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 167	1.53%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 18.63% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-1 2	18.63%	5.37%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-2
Trading Symbol	RIVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 172	1.57%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 18.60% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-2 2	18.60%	5.30%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
American Funds International Vantage Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-2E
Trading Symbol	RIVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 144	1.32%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 18.92% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-2E 2	18.92%	5.54%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-2E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2023
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund
changes
This is a summary of certain
changes
to the fund since November 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-2E shares increased from 1.27% to 1.32% during the reporting period. The increase was primarily due to an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-2E shares increased from 1.27% to 1.32% during the reporting period. The increase was primarily due to an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Summary of Change Legend [Text Block]
This is a summary of certain
changes
to the fund since November 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
American Funds International Vantage Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-3
Trading Symbol	RIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 130	1.19%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.12% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financial
s
being
particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-3 2	19.12%	5.59%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-3 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
American Funds International Vantage Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-4
Trading Symbol	RIVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.46% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-4 2	19.46%	5.84%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-4 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-5E
Trading Symbol	RIVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 19.68% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-5E 2	19.68%	6.03%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-5E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-5
Trading Symbol	RIVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 19.77% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-5 2	19.77%	6.12%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-5 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds International Vantage Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® International Vantage Fund
Class Name	Class R-6
Trading Symbol	RIVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 19.82% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-6 2	19.82%	6.16%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-6 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,061,000,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)